COMMITMENTS - Capital commitments expenditures contracted (Details) - CNY (¥) ¥ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Chengdu Future Talented Management and Consulting Co, Ltd
Disclosure of commitments [Line Items]
Contractual capital commitments	¥ 30,000	¥ 30,000
Antelope Holdings (Chengdu) Co., Ltd
Disclosure of commitments [Line Items]
Lease liabilities	65,250	65,250
Hainan Antelope Holding
Disclosure of commitments [Line Items]
Contractual capital commitments	63,726	63,726
Antelope Future (Yangpu)
Disclosure of commitments [Line Items]
Contractual capital commitments	62,426	63,726
Antelope Investment (Hainan)
Disclosure of commitments [Line Items]
Contractual capital commitments	50,000	50,000
Antelope Ruicheng Investment
Disclosure of commitments [Line Items]
Contractual capital commitments	48,710	50,000
Hainan Kylin Cloud Service Technology
Disclosure of commitments [Line Items]
Contractual capital commitments	¥ 1,275	¥ 5,000